Case Name: Emerson et al v. Mutual Fund Series Trust et al Case No: 2:17-cv-02565 (U.S. District Court for the Eastern District of New York)
Plaintiffs: Jeffrey Berkowitz, Robert Caplin, Mary Emerson, Roger Emerson, Martha J. Goodlett
Defendants: Tobias Caldwell, Catalyst Capital Advisors LLC, Mutual Fund Series Trust, Erik Naviloff, Northern Lights Distributors LLC, Bert Pariser, Jerry Szilagyi, Tiberiu Weisz

Terminated 9/9/2020